Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

As of September 30, 2025 and 2024, accounts receivable consisted of the following:

	As of September 30,
	2025	2024
Accounts receivable	$10,159,717	$11,136,130
Allowance for credit loss	(1,113,046)	(479,698)
Accounts receivable, net	$9,046,671	$10,656,432

Schedule of Allowance for Account Receivable

The movements in the allowance for account receivable for the fiscal years ended September 30, 2025 and 2024 were as follows:

	For the years ended September 30,
	2025	2024
Balance at beginning of the period	$479,698	$143,115
Additions through expect credit loss	634,168	322,346
Effects of currency translation	(820)	14,237
Balance at end of the period	$1,113,046	$479,698